TAXATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 CNY (¥)
Income Tax [Line Items]
Federal corporate income tax rate		25.00%	25.00%	25.00%
Statutory reserves		¥ 516,885,853	¥ 466,252,857		$ 79,443,901
Impact of change of enacted tax rate		17,769,398	5,603,309	¥ 30,046,299
Utilization and reversal of valuation allowances		¥ 21,823,558	¥ 26,930,923	¥ 32,863,827
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate		(12.10%)	0.40%	(3.50%)
Deferred Tax Assets, Valuation Allowance		¥ 86,443,363	¥ 66,223,501	¥ 54,792,006		¥ 67,263,314
Tax Adjustments, Settlements, and Unusual Provisions		17,300,000
Effective Income Tax Rate Reconciliation, Deduction, Reasearch And Development Costs		¥ 41,800,000
CHINA [Member]
Income Tax [Line Items]
Federal corporate income tax rate		25.00%
Reduced statutory rate		15.00%
Dividend distribution witholding tax		10.00%
Statutory reserves		¥ 3,121,934,696	2,869,500,611	2,025,814,478
Deferred tax liability reinvested earnings		¥ 156,096,735	¥ 143,475,031	¥ 101,290,724
CHINA [Member] | Minimum [Member]
Income Tax [Line Items]
Dividend distribution witholding tax		5.00%
HONG KONG [Member]
Income Tax [Line Items]
Federal corporate income tax rate		16.50%
LUXEMBURG [Member]
Income Tax [Line Items]
Federal corporate income tax rate		28.80%
JAPAN [Member]
Income Tax [Line Items]
Federal corporate income tax rate		38.00%
SWITZERLAND [Member]
Income Tax [Line Items]
Federal corporate income tax rate		8.50%
GERMANY [Member]
Income Tax [Line Items]
Federal corporate income tax rate		33.00%
ITALY [Member]
Income Tax [Line Items]
Federal corporate income tax rate		31.40%
FRANCE [Member]
Income Tax [Line Items]
Federal corporate income tax rate		33.33%
PORTUGAL [Member]
Income Tax [Line Items]
Federal corporate income tax rate		23.00%
UNITED STATES [Member]
Income Tax [Line Items]
Federal corporate income tax rate		35.00%
UNITED STATES [Member] | Scenario, Plan [Member]
Income Tax [Line Items]
Federal corporate income tax rate	21.00%
CANADA [Member]
Income Tax [Line Items]
Federal corporate income tax rate		15.00%
State/Province tax rate		11.50%
AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate		30.00%
SOUTH AFRICA [Member]
Income Tax [Line Items]
Federal corporate income tax rate		28.00%
BRAZIL [Member]
Income Tax [Line Items]
Federal corporate income tax rate		15.00%
MEXICO [Member]
Income Tax [Line Items]
Federal corporate income tax rate		30.00%
Malaysia [Member]
Income Tax [Line Items]
Federal corporate income tax rate		24.00%
Income Tax Holiday, Description		a five year 100% tax exemption